Finance Income and Finance Costs	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Income And Finance Costs [Abstract]
Finance income and finance costs
23.
Finance income and finance costs

Recognized in income or loss:

Costs (income)	2024	2023
Interest expense on long-term debt and amortization
of deferred financing fees	127,062	59,432
Interest expense on lease liabilities	24,904	16,042
Interest income	(7,723)	(8,121)
Net change in fair value and accretion expense
of contingent considerations	(6,037)	165
Net foreign exchange loss (gain)	3,786	(491)
Other financial expenses	16,247	13,844
Net finance costs	158,239	80,871
Presented as:
Finance income	(13,760)	(8,612)
Finance costs	171,999	89,483